CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Nov. 01, 2014	Nov. 02, 2013
Cash flows from operating activities:
Net income	$ 61,000,000	$ 110,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	82,000,000	74,000,000
Share-based compensation	15,000,000	19,000,000
Debt issuance costs amortization	8,000,000	7,000,000
Accretion of long-term debt		(1,000,000)
Losses on early extinguishment of debt and refinancing costs	68,000,000	7,000,000
Changes in operating assets and liabilities:
Merchandise inventories	(217,000,000)	(254,000,000)
Prepaid expenses and other	(4,000,000)	(14,000,000)
Deferred income taxes	5,000,000
Other assets	(2,000,000)
Accounts payable	138,000,000	211,000,000
Accrued interest	(31,000,000)	(12,000,000)
Accrued liabilities and other	(17,000,000)	(21,000,000)
Income taxes	(70,000,000)	(55,000,000)
Other long-term liabilities		(2,000,000)
Net cash provided by Operating Activities	36,000,000	69,000,000
Cash flows used in investing activities:
Additions to property and equipment	(103,000,000)	(82,000,000)
Cash flows from financing activities:
Issuance of senior subordinated notes due 2020	255,000,000
Repurchase of subordinated discount notes due 2016		(142,000,000)
Payment of senior notes due 2018	(1,000,000,000)
Redemption premium on senior notes due 2018	(57,000,000)
Payment of PIK notes due 2018	(439,000,000)
Redemption premium on PIK notes due 2018	(4,000,000)
Issuance of PIK notes due 2018		800,000,000
Issuance of common stock	446,000,000
Borrowings on senior secured term loan facility	846,000,000
Repayments on senior secured term loan facility	(14,000,000)	(8,000,000)
Borrowings on asset-based revolving credit facility	23,000,000	389,000,000
Payments on asset-based revolving credit facility	(23,000,000)	(203,000,000)
Payment of debt issuance costs and refinancing costs	(11,000,000)	(16,000,000)
Payments of dividends	(1,000,000)	(767,000,000)
Change in cash overdraft	4,000,000	(9,000,000)
Payment to option holders		(14,000,000)
Other financing activities	(3,000,000)
Net cash used in financing activities	22,000,000	30,000,000
Net increase (decrease) in cash and equivalents	(45,000,000)	17,000,000
Cash and equivalents at beginning of period	239,000,000	56,000,000
Cash and equivalents at end of period	194,000,000	73,000,000
Supplemental cash flow information:
Cash paid for interest	183,000,000	160,000,000
Cash paid for income taxes	$ 107,000,000	$ 115,000,000